Other current and non-current non-financial assets (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2020
Disclosure Of Disbursements For Exploration And Evaluation [Line Items]
Chile	$ 731,787	$ 486,345
Explorations in execution
Disclosure Of Disbursements For Exploration And Evaluation [Line Items]
Chile	$ 12,915		$ 14,265